Income Taxes and Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Taxes Payable [Table Text Block]
Taxes payable consisted of the following at December 31, 2011 and 2010:

	2011	2010
Income tax payables	$38,391	$190,554
Other taxes payable	160,593	7,231

Total tax payable - current	$198,984	$197,785

Total income tax payable - noncurrent	$4,016,266	$2,368,795

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of income before income taxes consisted of the following for the years ended December 31, 2011 and 2010:

	2011	2010

Loss subject to domestic income taxes only	$(139,515)	$-
Income subject to foreign income taxes only	6,965,191	5,238,090

Total	$6,825,676	$5,238,090

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes consisted of the following for the years ended December 31, 2011 and 2010:

	2011	2010
Current
Federal	$707,533	$-
State	800	-
PRC	924,654	1,077,488
Total current	1,632,986	1,077,488
Deferred
Federal	(151,937)	-
State	(26,072)	-
PRC	5,534	(42,407)
Total deferred	(172,475)	(42,407)
Total	$1,460,511	$1,035,081

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following is a reconciliation of the difference between the actual provision for income taxes and the provision computed by applying the federal statutory rate on income before income taxes for the years ended December 31, 2011 and 2010:

	2011	2010

Tax at federal statutory rate	$2,320,730	$1,780,950
Domestic permanent differences	(104,501)	-
State tax	(25,272)	-
Foreign rate differential	(626,867)	(471,428)
Foreign permanent differences	(75,612)	31,653
ASC 740-10 uncertain tax position	1,508,213	874,554
Tax exemption	(1,504,950)	(1,180,648)
Other	(31,230)	-
Total	$1,460,511	$1,035,081

Schedule of the Aggregate Dollar and Per Share Effects of Tax Exemption
The following presents the aggregate dollar and per share effects of the Company’s tax exemption for the years ended December 31, 2011 and 2010:

	2011	2010

Aggregate dollar effect of tax exemption	$1,504,950	$1,180,648
Basic EPS impact	$0.10	$0.12

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxes are comprised of the following for the years ended December 31, 2011 and 2010:

	2011	2010

Current deferred tax assets
Accrued liabilities	$156,974	$115,237

Noncurrent deferred tax assets:
Federal & CA state amortization	$2,213	$-
Federal & CA state NOL	34,849	-
Intercompany payable	131,521	-
Land use rights	7,016	17,468
PRC fixed asset and amortization	962	916
NOL	8,129	-

Noncurrent deferred tax liabilities:
Federal & CA state depreciation	(26,425)	-
Purchase accounting	(17,000)	-
Prepaid expenses	(5,672)	-
PRC depreciation on building	(9,319)	(19,658)

Net noncurrent deferred tax assets (liabilities) before valuation allowance	126,274	(1,274)
Less: valuation allowance	(8,130)	-
Non-current deferred tax assets (liabilities), net	$118,144	$(1,274)